Public Offering (Details) - USD ($)	Dec. 02, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Par value of Class A common stock		$ 0.0001	$ 0.0001	$ 0.0001
Seaport Global Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Share price			9.20
Initial Public Offering | Seaport Global Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Number of units sold	14,375,000
Share price	$ 10.00		$ 10.10
Proceeds From Issuance of Units	$ 143,750,000
Par value of Class A common stock	$ 0.0001
Number of unit consists class A ordinary shares	1
Number of Public Warrants that each unit consists	0.75
Shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Initial Public Offering | Option | Seaport Global Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,875,000
Share price	$ 10.00